Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Restricted Net Assets
Minimum percentage of after-tax profit transferred by VIEs to general statutory reserve fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%
Minimum percentage of after-tax profit transferred by domestic enterprise to statutory reserve fund	10.00%
Maximum percentage criteria for in appropriation of after-tax profit by domestic enterprise to certain statutory reserve funds	50.00%
Net assets subject to restriction	¥ 473,369	¥ 440,723